SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Customers (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A | Revenue
Concentration Risk [Line Items]
Concentration risk		12.00%
Customer A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			45.00%
Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk		30.00%
Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk		20.00%
Customer D | Revenue
Concentration Risk [Line Items]
Concentration risk		25.00%
Customer D | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk		17.00%
Customers | Net Assets | Maximum
Concentration Risk [Line Items]
Concentration risk		10.00%
Customers | Customer B | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	15.00%	30.00%
Customers | Customer C | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	13.00%	20.00%
Customers | Customer D | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	36.00%	17.00%
Customers | Outside of the U.S.
Concentration Risk [Line Items]
Concentration risk		10.00%